OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [Abstract]
Schedule of Revenues and Operating Loss by Segments
	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2024
Revenues	$5,889	$2,219	$80	$323	$8,511

Operating loss	$(9,262)	$(2,411)	$(7,240)	$(3,297)	$(22,210)

Net financing income					$4,204

Loss before taxes on income					$(18,045)

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2023
Revenues	$3,791	$1,075	$487	$287	$5,640

Operating loss	$(11,100)	$(39)	$(10,349)	$(5,020)	$(26,508)

Net financing income					$521

Loss before taxes on income					$(25,987)

	Agriculture	Industrial application	Human health	Unallocated	Total

For the Year Ended December 31, 2022
Revenues	$876	$72	$513	$214	$1,675

Operating loss	$(12,256)	$(220)	$(8,875)	$(5,590)	$(26,941)

Net financing expenses					$(2,813)

Loss before taxes on income					$(29,754)

Schedule of Major Customers
	Year ended December 31,
	2024	2023	2022

Customer A (subsidiary shareholder)	41%	62%	48%
Customer B	21%	-	-
Customer C	-	-	26%
Customer D	20%	17%	-

Schedule of Geographical Information
	2024	2023	2022

United States	46%	65%	51%
Israel	7%	16%	45%
Other	47%	19%	4%

	100%	100%	100%

Schedule of Percentage of Non-Current Assets
	December 31,
	2024	2023	2022

United States	74%	80%	79%
Israel	26%	20%	21%

	100%	100%	100%